Exhibit 99.1

World Omni Auto Receivables Trust 2020-C

Monthly Servicer Certificate

March 31, 2023

Dates Covered
Collections Period	03/01/23 - 03/31/23
Interest Accrual Period	03/15/23 - 04/16/23
30/360 Days	30
Actual/360 Days	33
Distribution Date	04/17/23

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 02/28/23	377,304,277.29	25,511
Yield Supplement Overcollateralization Amount 02/28/23	8,857,680.08	0
Receivables Balance 02/28/23	386,161,957.37	25,511
Principal Payments	18,464,693.32	513
Defaulted Receivables	413,871.92	18
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 03/31/23	8,158,232.25	0
Pool Balance at 03/31/23	359,125,159.88	24,980

Pool Statistics	$ Amount	# of Accounts
Pool Factor	27.86%
Prepayment ABS Speed	1.26%
Aggregate Starting Principal Balance	1,318,405,815.29	46,124

Delinquent Receivables:
Past Due 31-60 days	3,396,317.68	168
Past Due 61-90 days	843,824.51	47
Past Due 91-120 days	286,474.12	15
Past Due 121+ days	0.00	0
Total	4,526,616.31	230

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.23%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.31%
Delinquency Trigger Occurred	NO

Recoveries	410,626.67
Aggregate Net Losses/(Gains) - March 2023	3,245.25
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.01%
Prior Net Losses/(Gains) Ratio	0.22%
Second Prior Net Losses/(Gains) Ratio	0.00%
Third Prior Net Losses/(Gains) Ratio	0.38%
Four Month Average	0.15%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.29%

Overcollateralization Target Amount	6,324,057.64
Actual Overcollateralization	6,324,057.64
Weighted Average Contract Rate	3.94%
Weighted Average Contract Rate, Yield Adjusted	5.68%
Weighted Average Remaining Term	34.24

Flow of Funds	$ Amount
Collections	20,128,350.31
Investment Earnings on Cash Accounts	50,236.30
Servicing Fee	(321,801.63)
Transfer to Collection Account	-
Available Funds	19,856,784.98

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	137,057.92
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	27,383.25
(5) Noteholders' Second Priority Principal Distributable Amount	0.00
(6) Class C Interest	21,892.50
(7) Noteholders' Third Priority Principal Distributable Amount	11,855,059.77
(8) Required Reserve Account	0.00
(9) Noteholders' Principal Distributable Amount	6,324,057.64
(10) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(11) Distribution to Certificateholders	1,491,333.90

Total Distributions of Available Funds	19,856,784.98

Servicing Fee	321,801.63
Unpaid Servicing Fee	0.00
Change in amount of the unpaid servicing fee from the prior period	0.00

Note Balances & Note Factors	$ Amount
Original Class A	1,199,070,000.00
Original Class B	37,770,000.00
Original Class C	18,900,000.00

Total Class A, B, & C
Note Balance @ 03/15/23	370,980,219.65
Principal Paid	18,179,117.41
Note Balance @ 04/17/23	352,801,102.24

Class A-1
Note Balance @ 03/15/23	0.00
Principal Paid	0.00
Note Balance @ 04/17/23	0.00
Note Factor @ 04/17/23	0.0000000%

Class A-2
Note Balance @ 03/15/23	0.00
Principal Paid	0.00
Note Balance @ 04/17/23	0.00
Note Factor @ 04/17/23	0.0000000%

Class A-3
Note Balance @ 03/15/23	209,690,219.65
Principal Paid	18,179,117.41
Note Balance @ 04/17/23	191,511,102.24
Note Factor @ 04/17/23	45.9578849%

Class A-4
Note Balance @ 03/15/23	104,620,000.00
Principal Paid	0.00
Note Balance @ 04/17/23	104,620,000.00
Note Factor @ 04/17/23	100.0000000%

Class B
Note Balance @ 03/15/23	37,770,000.00
Principal Paid	0.00
Note Balance @ 04/17/23	37,770,000.00
Note Factor @ 04/17/23	100.0000000%

Class C
Note Balance @ 03/15/23	18,900,000.00
Principal Paid	0.00
Note Balance @ 04/17/23	18,900,000.00
Note Factor @ 04/17/23	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	186,333.67
Total Principal Paid	18,179,117.41
Total Paid	18,365,451.08

Class A-1
Coupon	0.20684%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.35000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	0.48000%
Interest Paid	83,876.09
Principal Paid	18,179,117.41
Total Paid to A-3 Holders	18,262,993.50

Class A-4
Coupon	0.61000%
Interest Paid	53,181.83
Principal Paid	0.00
Total Paid to A-4 Holders	53,181.83

Class B
Coupon	0.87000%
Interest Paid	27,383.25
Principal Paid	0.00
Total Paid to B Holders	27,383.25

Class C
Coupon	1.39000%
Interest Paid	21,892.50
Principal Paid	0.00
Total Paid to C Holders	21,892.50

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.1483855
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	14.4768164
Total Distribution Amount	14.6252019

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.2012817
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	43.6253447
Total A-3 Distribution Amount	43.8266264

A-4 Interest Distribution Amount	0.5083333
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	0.5083333

B Interest Distribution Amount	0.7250000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.7250000

C Interest Distribution Amount	1.1583333
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	1.1583333

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	652.13
Noteholders' Principal Distributable Amount	347.87

Account Balances	$ Amount
Reserve Account
Balance as of 03/15/23	12,588,844.52
Investment Earnings	48,072.40
Investment Earnings Paid	(48,072.40)
Deposit/(Withdrawal)	-
Balance as of 04/17/23	12,588,844.52
Change	-

Required Reserve Amount	12,588,844.52

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$1,594,000.13	$1,329,055.22	$1,574,643.56
Number of Extensions	79	71	76
Ratio of extensions to Beginning of Period Receivables Balance	0.41%	0.33%	0.37%